Stock Compensation Expense and Warrants (Details) - Schedule of warrant activity - shares	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Schedule of warrant activity [Abstract]
Warrants outstanding, beginning balance	654,833	618,631
Warrants granted and vested		36,202
Warrants outstanding, ending balance	654,833	654,833